Subsequent Events	12 Months Ended
Aug. 31, 2012
Subsequent Events
Subsequent Events	NOTE 9. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date that the financial statements were issued, and determined there are no other subsequent events to be reported.